Fair value measurements - Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 800	$ 0
Transfers out of Level 3 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 300	$ 500
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	300	500
Level 3
Changes in fair value measurement, assets [abstract]
Purchases of Level 3 investments	0	100
Sales, fair value measurement, assets	0	2,000
Recurring Fair Value Measurements | Current Investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2,155	2,264
Purchases and reclassifications	(44)	61
Sales	0	(3)
Net unrealized gains (losses) included in net income	(579)	(167)
Financial assets at end of period	1,532	2,155
Purchases and reclassifications	(44)	61
Recurring Fair Value Measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	135	271
Purchases and reclassifications	(44)	61
Sales	0	(3)
Net unrealized gains (losses) included in net income	(44)	(194)
Financial assets at end of period	47	135
Purchases and reclassifications	(44)	61
Recurring Fair Value Measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2,020	1,993
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(535)	27
Financial assets at end of period	1,485	2,020
Purchases and reclassifications	0	0
Recurring Fair Value Measurements | Total Co-investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	6,441
Purchases and reclassifications	0	(6,441)
Sales	0	0
Net unrealized gains (losses) included in net income	0	0
Financial assets at end of period	0	0
Purchases and reclassifications	0	(6,441)
Recurring Fair Value Measurements | Co-investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	6,441
Purchases and reclassifications	0	(6,441)
Sales	0	0
Net unrealized gains (losses) included in net income	0	0
Financial assets at end of period	0	0
Purchases and reclassifications	0	(6,441)
Recurring Fair Value Measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	7,060	11,518
Purchases and reclassifications	0	100
Sales	0	(2,000)
Net unrealized gains (losses) included in net income	(3,282)	(2,558)
Financial assets at end of period	3,778	7,060
Purchases and reclassifications	0	100
Recurring Fair Value Measurements | Digital gold strategies | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	7,060	11,518
Purchases and reclassifications	0	100
Sales	0	(2,000)
Net unrealized gains (losses) included in net income	(3,282)	(2,558)
Financial assets at end of period	3,778	7,060
Purchases and reclassifications	$ 0	$ 100